Share capital and reserves	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share capital and reserves
15.	Share capital and reserves

(a)	Share capital

(i)	Common Shares

The Company is authorized to issue an unlimited number of no par value common shares.

The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

During the year ended December 31, 2016, 75,289,565 common shares were issued in private placements, 32,432,425 of which were issued as units, where the holder received one common share and one common share purchase warrant. Total consideration raised through private placements in 2016 was $20,928, of which $129 was recognized as share-based payment expense in lieu of compensation (Note 18).

During the year ended December 31, 2016, convertible loans were converted, resulting in the issuance of 1,150,000 common shares at a value of $115.

During the year ended December 31, 2017, the Company issued 7,705,000 common shares for aggregate gross proceeds of $17,336, and 5,476,190 common shares for aggregate gross proceeds of $17,248, through bought deals. In addition, 6,671,112 common shares were issued in private placements, for aggregate gross proceeds of $15,010.

As at December 31, 2017, none of the Company’s shares were held in escrow (2016 - 3,233,992). The release of the shares held in escrow at December 31, 2016 was subject to regulatory approval.

(ii)	Special Shares

The Company is authorized to issue an unlimited number of special shares, issuable in series.

The special shares may be issued in one or more series and the directors are authorized to fix the number of shares in each series and to determine the designation, right, privileges, restrictions and conditions attached to the shares in each series. No special shares have been issued since the Company’s inception.

(b)	Warrants

The following is a summary of the changes in warrants for the period from January 1, 2016 to December 31, 2017:

			Number of
	Grant date	Exercise price	warrants	Amount
Balance at January 1, 2016			15,795,422	$1,329
Issuance of warrants (i)
May	May 13 and 27, 2016	$0.245	32,432,425	2,832
Exercise of warrants
July	January 18, 2013	0.08	(55,000)	—
August	October 1, 2013	0.24	(100,000)	(15)
October	October 1, 2013	0.24	(661,505)	(96)
November	October 25, 2015	0.31	(460,877)	(31)
November	January 18, 2013	0.08	(422,443)	(28)
December	December 18, 2013	0.24	(53,347)	(1)
December	January 18, 2013	0.08	(511,252)	(7)
Expiry of warrants			(78,251)	—

Balance at December 31, 2016			45,885,172	$3,983
Exercise of warrants
January	January 30, 2014	0.71	(375,565)	(164)
January	January 18, 2013	0.08	(298,066)	—
March	October 8, 2015	0.31	(1,140,351)	(117)
April	October 28, 2015	0.31	(350,877)	(66)
April	January 18, 2013	0.08	(744,198)	—
May	January 18, 2013	0.08	(165,377)	—
May	October 28, 2015	0.31	(192,982)	(36)
June	January 18, 2013	0.08	(50,000)	—
July	January 18, 2013	0.08	(248,066)	—
July	October 28, 2015	0.31	(157,894)	(30)
August	May 13, 2016	0.245	(2,300,000)	(202)
September	May 27, 2016	0.245	(48,720)	(4)
September	January 18, 2013	0.08	(951,064)	—
November	January 18, 2013	0.08	(133,022)	—
December	January 18, 2013	0.08	(55,126)	—
Expiry of warrants			(19,210)	—

Balance at December 31, 2017			38,654,654	$3,364

(i)	32,432,425 units were issued in two private placements. Each unit consisted of one common share and one common share purchase warrant, for total consideration of $5,978.

As at December 31, 2017, the Company has outstanding warrants as follows:

Grant date	Number of warrants	Exercise price	Expiry
January 18, 2013	2,981,476	$0.08	January 18, 2018
October 8, 2015	4,101,680	0.31	October 8, 2020
October 23, 2015	1,478,245	0.31	October 23, 2020
October 28, 2015	9,548	0.31	October 28, 2020
May 13, 2016	8,510,812	0.245	May 13, 2021
May 27, 2016	21,572,893	0.245	May 27, 2021

	38,654,654	$0.242